Transactions with related parties, textuals (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Due to related parties, current	$ 105	$ 136
Proceeds from long term debt from a related party	0	0	$ 50,000
Interest expense on related party debt	2,945	3,247	1,195
Altair Travel Agency Sa [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	1,120	1,007	971
Due to related parties, current	17	79
Diana Shipping Inc [Member]
Related Party Transaction [Line Items]
Due to related parties, current	103	57
Interest expense on related party debt	$ 2,745	3,247	1,195
Accrued back-end fee on related party debt		867
Diana Shipping Inc [Member] | Loans Payable [Member]
Related Party Transaction [Line Items]
Debt instrument issuance date	May 20, 2013
Debt instrument face amount	$ 50,000
Debt instrument description of variable rate basis	LIBOR
Loan margin percentage	5.00%
Back-end fee percentage	1.25%
Debt instrument maturity date	Aug. 20, 2017
Diana Shipping Inc [Member] | Loans Payable - Amendment Agreement [Member]
Related Party Transaction [Line Items]
Debt instrument issuance date	Sep. 09, 2015
Debt instrument, Annual principal payment	$ 5,000
Debt instrument description of variable rate basis	LIBOR
Loan margin percentage	3.00%
Debt instrument maturity date	Mar. 15, 2022
Flat fee at final maturity date	$ 200
Accrued back-end fee on related party debt	1,302
Diana Enterprises Inc [Member]
Related Party Transaction [Line Items]
Monthly brokerage fee	$ 121
Contract maturity date	Mar. 31, 2016
Related party transaction, amounts of transaction	$ 1,451	1,450	$ 1,425
Due from related parties, current	0	0
Due to related parties, current	$ 0	$ 0